Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segments [Line Items]
Schedule of Information by Segment

The following tables present summary information by segment for the years ended December 31, 2023, 2024 and 2025:

	AR advertising services	AR entertainment	Semiconductor business	Total December 31, 2023
	RMB	RMB	RMB	RMB
Revenues	571,842,123	732,505	12,791,309	585,365,937
Cost of revenues	397,499,842	1,449,637	12,714,387	411,663,866
Gross profit	174,342,281	(717,132)	76,922	173,702,071
Research and development expenses	171,056,952	-	-	171,056,952
Depreciation and amortization	3,767,215	737,384	412,362	4,916,961
Total capital expenditures	69,520,884	-	-	69,520,884

	AR	Total
	advertising	December 31,
	services	2024
	RMB	RMB
Revenues	541,924,655	541,924,655
Cost of revenues	387,946,081	387,946,081
Gross profit	153,978,574	153,978,574
Research and development expenses	111,688,665	111,688,665
Depreciation and amortization	6,016,997	6,016,997
Total capital expenditures	28,641	28,641

	AR	Total	Total
	advertising	December 31,	December 31,
	services	2025	2025
	RMB	RMB	USD
Revenues	422,245,411	422,245,411	60,073,613
Cost of revenues	313,278,409	313,278,409	44,570,682
Gross profit	108,967,002	108,967,002	15,502,931
Research and development expenses	63,279,810	63,279,810	9,002,932
Depreciation and amortization	5,008,745	5,008,745	712,603
Total capital expenditures	58,747,271	58,747,271	8,358,080

Schedule of Total Assets

Total assets as of:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
AR advertising services	2,152,359,764	3,608,217,652	513,347,605
Total assets	2,152,359,764	3,608,217,652	513,347,605

Schedule of Disaggregated Information of Revenues by Geographic Locations

The Company’s disaggregate revenue streams are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Online AR advertising services	571,842,123	541,924,655	422,245,411	60,073,613
Mobile games	732,505	-	-	-
Sales of semiconductor products	12,791,309	-	-	-
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613

Operating Segments [Member]
Segments [Line Items]
Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Mainland PRC revenues	542,958,194	415,200,758	284,899,876	40,533,217
Hong Kong revenues	32,297,915	126,723,897	137,345,535	19,540,396
International revenues	10,109,828	-	-	-
Total revenues	585,365,937	541,924,655	422,245,411	60,073,613